Note 7 - Segment Information	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

7.                      SEGMENT INFORMATION

The Company has determined that its continuing operations are one discrete segment consisting of Biometric products. Geographically, North American sales accounted for approximately 98% and 97% of the Company’s total sales for the three months ended March 31, 2013 and 2012, respectively.